Interest and Finance Costs Net (Tables)	12 Months Ended
Dec. 31, 2020
Interest and Finance Costs Net [Abstract]
Schedule of interest and finance (costs) income, net

	Years ended December 31,
	2020	2019
Interest income	$1,217	$1,838
Interest expense	(1,510)	(857)
Bank stand-by and commitment fees	(369)	(415)
Accretion expense	(751)	(590)
	$(1,413)	$(24)